BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Changes in level 3 items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	$ 8,373.8
Closing balance	8,336.3	$ 8,373.8
Level 3
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	18.6	14.4
Additions	372.1	9.4
Disposals	(333.4)	(5.5)
Gains/(losses) recognized in OCI	3.5	0.3
Losses recognized in the consolidated statement of income and loss	(0.7)	0.0
Closing balance	60.0	18.6
Unlisted equity securities | Level 3
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	9.2	8.9
Additions		0.0
Disposals		0.0
Gains/(losses) recognized in OCI	3.5	0.3
Closing balance	12.6	9.2
Promissory notes | Level 3
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	6.8	5.5
Additions	54.0	6.8
Disposals	(48.9)	(5.5)
Gains/(losses) recognized in OCI		0.0
Losses recognized in the consolidated statement of income and loss	0.7	0.0
Closing balance	11.2	6.8
Available for sale factoring receivables | Level 3
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	2.6	0.0
Additions	318.1	2.6
Disposals	(284.5)	0.0
Losses recognized in the consolidated statement of income and loss		0.0
Closing balance	$ 36.2	$ 2.6